Summary of Significant Accounting Policies - Summary of Uncollectible Accounts (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	$ 167	$ 0	$ 0	$ 123	$ 123	$ 20	$ 349
Charged to (recovery of) bad debt expense	452	0	619	(105)	(105)	103	(329)
Write off of uncollectible accounts	0	0	0	(18)	(18)	(7)	0
Translation adjustments	3	0	3	0
Balance, end of period	$ 622	$ 0	$ 622	$ 0	$ 0	123	$ 20
Previously Reported
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Charged to (recovery of) bad debt expense						$ 110